DEBT - Notes to Stockholders (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended	6 Months Ended
	May 13, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013	Jun. 30, 2012	Mar. 31, 2014	May 31, 2013	Jun. 30, 2013
Debt Instrument [Line Items]
Stock issued during the period (in shares)	8,825,000
Sale of common stock pursuant to securities purchase agreements				$ 2,177,000	$ 650,000
Notes to stockholders		0		19,650,000	4,668,000
Interest expense		2,115,000	1,878,000	2,810,000	1,222,000	236,000
Temporary Equity, Accretion to Redemption Value, Adjustment			13,814,000	19,439,000	9,954,000	13,773,000
Proceeds from issuance of notes to stockholders		14,634,000	9,866,000	14,884,000	4,650,000	0
Related Party Discount on Prepayment of Debt	4,825,000	4,825,000	0
Notes to Stockholders
Debt Instrument [Line Items]
Notes to stockholders		0		22,270,000	5,300,000
Major Stockholder | Notes to Stockholders
Debt Instrument [Line Items]
Notes to stockholders		16,942,000					16,970,000	5,300,000	16,942,000
Stated interest rate (percent)		10.00%					10.00%	10.00%	10.00%
Long-term Debt	39,212,000			45,770,000			14,884,000	4,602,000
Debt Instrument, Unamortized Discount							2,087,000	650,000
Debt issuance cost								48,000
Interest expense		1,324,000	889,000	1,410,000	275,000
Temporary Equity, Accretion to Redemption Value, Adjustment		103,000	61,000	98,000	18,000
Interest Payable	1,283,000			0	0
Proceeds from issuance of notes to stockholders		14,634,000					14,884,000	4,650,000	14,634,000
Common Stock
Debt Instrument [Line Items]
Stock issued during the period (in shares)		121,111					57,448	66,244	121,111	126,235.000	126,235
Share Price (in usd per share)		$ 19.05					$ 12.73	$ 9.82	$ 19.05	$ 10,740.00	$ 10.74
Sale of common stock pursuant to securities purchase agreements		$ 2,308,000					$ 731,000	$ 650,000	$ 2,307,000	$ 1,356,000	$ 1,356,000